Convertible Debenture (Details) - CAD ($)	Jan. 31, 2020	Jan. 31, 2019	Feb. 01, 2018
Statement [Line Items]
Total Convertible Note	$ 0	$ 3,476,690	$ 0
March 2, 2018 [Member]
Statement [Line Items]
Total Convertible Note	$ 0	$ 3,476,690	$ 0